Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit)
Significant components of the Company’s tax expense (benefit) for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period, are as follows:

	Period From
	December 23 - December 31, 2021 (Successor)	January 1 - December 22, 2021 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
Current expense
State	$—	$52	$—
Federal	—	—	—

Subtotal	—	52	—
Deferred tax benefit
State	(1)	(297)	—
Federal	(2)	(2,963)	—

Subtotal	(3)	(3,260)	—

Total	$(3)	$(3,208)	$—

Reconciliation of the Expected Statutory Federal Tax and the Total Income Tax Expense (Benefit)
A reconciliation of the expected statutory federal tax and the total income tax expense (benefit) for the 2021 Successor Period, 2021 Predecessor Period and 2020 Predecessor Period, are as follows:

	Period From
	December 23 - December 31, 2021 (Successor)	January 1 - December 22, 2021 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
Federal statutory rate (21%)	$7,028	$(4,133)	$(1,672)
State income taxes, net of federal benefit	(38)	(245)	—
Pre-closing income held in flow-through entities	—	4,133	1,672
Change in tax status of corporate subsidiaries	—	(2,963)	—
Non-controlling interest in Fathom Holdco, LLC	222	—	—
Remeasurement of Fathom and Sponsor earnout shares	(5,724)
Remeasurement of TRA and warrant liability	(1,662)	—	—
Valuation allowance	171	—	—

Total	$(3)	$(3,208)	$—

Summary of Tax Effect of Temporary Differences to Deferred Tax Assets and Liabilities
The tax effect of temporary differences that give rise to deferred tax assets and liabilities for the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period are as follows:

	Period Ended
	December 31, 2021 (Successor)	December 31, 2020 (Predecessor)
Deferred tax assets
Net operating losses	$1,494	$—
Transaction costs	$861
Interest expense carryforwards	$762
Valuation allowance	(3,117)	—

Total deferred tax assets	—	—
Deferred tax liabilities
Investment in Fathom Holdco, LLC	(17,570)	—
Total deferred tax liabilities	(17,570)	—

Total net deferred tax liabilities	$(17,570)	$—